Derivative financial instruments - Gold forwards narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) R / Ounce oz	Dec. 31, 2016 USD ($)	Jun. 11, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) on derivative instruments	$ 9,684	$ 22,697
Novated Contracts Under Old RCF
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) on derivative instruments	5,100	$ 11,400
Not Designated As Hedging Instrument | Novated Contracts Under Old RCF
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			$ 14,000
Forward contracts | Gold Forward Contracts Otjikoto Mine
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 5,000
Forward contracts | Not Designated As Hedging Instrument | Gold Forward Contracts Otjikoto Mine
Disclosure of detailed information about financial instruments [line items]
Gold forward contracts (in ounces) | oz	35,916
Forward contracts | Not Designated As Hedging Instrument | Gold Forward Contracts Otjikoto Mine
Disclosure of detailed information about financial instruments [line items]
Average price per ounce (rand) | R / Ounce	15,044